Cover	3 Months Ended
Mar. 31, 2022
Entity Listings [Line Items]
Document Type	S-1
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001785592
Amendment Flag	false